Net Revenues from Customers accounted for 10% or more (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
Net revenue from customers	38.80%	10.60%
A
Concentration Risk [Line Items]
Net revenue from customers	14.50%
B
Concentration Risk [Line Items]
Net revenue from customers	13.30%
C
Concentration Risk [Line Items]
Net revenue from customers	11.00%
D
Concentration Risk [Line Items]
Net revenue from customers		10.60%